Hedging activities - Schedule of Non-Hedge Designated Derivatives (Details) - EUR (€) € in Millions	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Disclosure of detailed information about financial instruments [line items]
Gains (losses) on change in fair value of derivatives	€ (7)	€ 6	€ (5)
Non-operating items | Foreign currency contracts
Disclosure of detailed information about financial instruments [line items]
Gains (losses) on change in fair value of derivatives	3	2	(5)
Non-operating items | Commodity contracts
Disclosure of detailed information about financial instruments [line items]
Gains (losses) on change in fair value of derivatives	€ (10)	€ 4	€ 0